SUBSEQUENT EVENTS (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Dec. 03, 2008 USD ($)	Mar. 19, 2013 Subsequent event ATC CAD equityUnit	Mar. 19, 2013 Subsequent event ATC Common share purchase warrant CAD	Mar. 19, 2013 Subsequent event ATC ATC unit
Subsequent event disclosures
Number of units subscribed		9,600,000
Consideration per unit (in Canadian dollars per unit)				1.35
Total consideration value		13.0
Number of common shares included in each unit				1
Number of common share purchase warrants included in each unit				0.5
Percentage of issued shares to total outstanding shares		8.48%
Number of common shares which each warrant may purchase			1
Exercise price (in Canadian dollars per share)	$ 47.25		2.1
Warrant exercise period	5 years		18 months
Closing price of ATC stock (in Canadian dollars per share)			3.00
Number of consecutive trading days subsequent to the hold period			10 days
Applicable holding period			4 months
Common share purchase warrants, expiration term			30 days